Report of Directors Financial Review Risk Report - Group ECL sensitivity results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ (2,923,319)	$ (2,948,360)
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	4,618	5,469
ECL income statement change for the period	(4,800)	(5,700)
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	2,413	2,962
ECL income statement change for the period	(2,600)	(3,200)
Increase (decrease) in financial assets, sensitive portfolios	600
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,205	2,507
ECL income statement change for the period	(2,200)	$ (2,500)
Increase (decrease) in financial assets, sensitive portfolios	$ 300
Consensus central scenario
Disclosure of financial assets [line items]
Probability	75.00%	75.00%
Consensus central scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Consensus central scenario | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	$ 2,351	$ 2,835
ECL income statement change for the period	(100)	(100)
Consensus central scenario | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,031	2,301
ECL income statement change for the period	$ (200)	$ (200)
Consensus upside scenario
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus upside scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Consensus upside scenario | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	$ 2,285	$ 2,471
ECL income statement change for the period	(100)	(500)
Consensus upside scenario | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	1,612	1,829
ECL income statement change for the period	$ (600)	$ (700)
Consensus downside scenario
Disclosure of financial assets [line items]
Probability	10.00%	10.00%
Consensus downside scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Consensus downside scenario | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	$ 2,440	$ 3,411
ECL income statement change for the period	0	400
Consensus downside scenario | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	2,877	3,278
ECL income statement change for the period	$ 700	$ 800
Downside 2 scenario
Disclosure of financial assets [line items]
Probability	5.00%	5.00%
Downside 2 scenario | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Downside 2 scenario | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	$ 3,928	$ 5,049
ECL income statement change for the period	1,500	2,100
Downside 2 scenario | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	6,555	7,043
ECL income statement change for the period	$ 4,300	$ 4,500